                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mayo Investment Advisers LLC
Address:  40 Rowes Wharf, 2nd Floor
          Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles Curtis
Title:    Chief Financial Officer
Phone:    617-897-5800

Signature, Place, and Date of Signing:

     /s/ Charles Curtis          Boston, Massachusetts    May 12, 2009
-----------------------------    ---------------------    ------------
     [Signature]                     [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       104

Form 13F Information Table Value Total:    $860,665
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 3/31/09

        (ITEM 1)          (ITEM 2)  (ITEM 3)     (ITEM 4)    (ITEM 5)        (ITEM 6)  (ITEM 7)          (ITEM 8)
------------------------  -------- ----------- ------------ -----------     ---------- -------- --------------------------
                                                                                                     VOTING AUTHORITY
                                                                                                         (SHARES)
          NAME             TITLE                   FAIR      SHARES OR                          --------------------------
           OF               OF        CUSIP       MARKET     PRINCIPAL      INVESTMENT  OTHER     SOLE     SHARED   NONE
         ISSUER            CLASS     NUMBER        VALUE      AMOUNT        DISCRETION MANAGERS    (A)      (B)     (C)
------------------------  -------- ----------- ------------ -----------     ---------- -------- --------- -------- -------
3M CO COM                 COMMON     88579Y101      919,820      18,500 X   SOLE                   18,500        0       0
A T & T INC (NEW)         COMMON     00206R102   32,797,800   1,301,500 X   SOLE                1,164,200        0 137,300
ABBOTT LABS               COMMON     00206R102   42,810,750     897,500 X   SOLE                  805,600        0  91,900
ACME PACKET INC COM       COMMON     044764106      212,450      35,000 X   SOLE                   35,000        0       0
AMERICAN EXPRESS          COMMON     025816109      204,450      15,000 X   SOLE                   10,000        0   5,000
ANADARKO PETE CORP        COMMON     032511107   20,726,037     532,940 X   SOLE                  484,140        0  48,800
ARCHER DANIELS MIDLAN     COMMON     039483102   17,293,050     622,500 X   SOLE                  560,500        0  62,000
BANK OF AMERICA           COMMON     060505104    2,352,900     345,000 X   SOLE                  294,500        0  50,500
BARRICK GOLD CORP COM     COMMON     067901108   51,056,929   1,574,859 X   SOLE                1,420,159        0 154,700
BERKSHIRE HATHAWAY IN     COMMON     084670207    4,187,700       1,485 X   SOLE                    1,220        0     265
BIOGEN IDEC INC COM       COMMON     09062X103    8,256,150     157,500 X   SOLE                  143,300        0  14,200
BOEING CO                 COMMON     097023105      355,800      10,000 X   SOLE                   10,000        0       0
BP P L C ADR SPONSORE     COMMON     055622104    5,313,250     132,500 X   SOLE                  117,500        0  15,000
CATERPILLAR INC           COMMON     149123101    6,081,300     217,500 X   SOLE                  206,000        0  11,500
CENTRAL FD CDA LTD        COMMON     153501101      119,200      10,000 X   SOLE                   10,000        0       0
CGA MINING LTD SHS        COMMON     Q22628103      542,500     350,000 X   SOLE                  350,000        0       0
CHESAPEAKE ENERGY COR     COMMON     165167107    8,983,216     526,566 X   SOLE                  474,666        0  51,900
CHEVRONTEXACO CORPORA     COMMON     166764100    8,741,200     130,000 X   SOLE                  108,000        0  22,000
CHUBB CORP                COMMON     171232101      211,600       5,000 X   SOLE                    5,000        0       0
CIEN 0.250% 05/01/13      CONVERT    171779AB7    1,252,958   2,097,000 X   SOLE                2,097,000        0       0
CISCO SYS INC             COMMON     17275R102   13,313,820     793,907 X   SOLE                  719,907        0  74,000
CITIGROUP INC.            COMMON     172967101    1,918,838     758,434 X   SOLE                  699,434        0  59,000
COCA COLA                 COMMON     191216100    4,619,145     105,100 X   SOLE                   85,100        0  20,000
COMCAST CORP NEW COM      COMMON     20030N101   39,521,900   2,897,500 X   SOLE                2,605,000        0 292,500
CONAGRA INC               COMMON     205887102   30,060,434   1,781,887 X   SOLE                1,615,887        0 166,000
CONOCOPHILLIPS COM        COMMON     20825C104    4,147,436     105,910 X   SOLE                   94,910        0  11,000

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 3/31/09

        (ITEM 1)          (ITEM 2)  (ITEM 3)     (ITEM 4)    (ITEM 5)        (ITEM 6)  (ITEM 7)          (ITEM 8)
------------------------  -------- ----------- ------------ -----------     ---------- -------- --------------------------
                                                                                                     VOTING AUTHORITY
                                                                                                         (SHARES)
          NAME             TITLE                   FAIR      SHARES OR                          --------------------------
           OF               OF        CUSIP       MARKET     PRINCIPAL      INVESTMENT  OTHER     SOLE     SHARED   NONE
         ISSUER            CLASS     NUMBER        VALUE      AMOUNT        DISCRETION MANAGERS   (A)       (B)     (C)
------------------------  -------- ----------- ------------ -----------     ---------- -------- --------- -------- -------
CORNING INC               COMMON     219350105    9,056,775     682,500 X   SOLE                  607,500        0  75,000
CVS/CAREMARK CORP         COMMON     126650100    9,002,975     327,500 X   SOLE                  288,000        0  39,500
DEERE & CO.               COMMON     244199105      328,700      10,000 X   SOLE                   10,000        0       0
DEVON ENERGY CORP NEW     COMMON     25179M103      335,175       7,500 X   SOLE                    5,500        0   2,000
DISNEY WALT PRODTNS       COMMON     254687106      272,400      15,000 X   SOLE                   15,000        0       0
DU PONT                   COMMON     263534109    2,890,284     129,435 X   SOLE                  115,435        0  14,000
E M C CORP MASS           COMMON     268648102   14,935,573   1,310,138 X   SOLE                1,147,638        0 162,500
ENCANA CORP COM           COMMON     292505104    9,155,484     225,449 X   SOLE                  195,949        0  29,500
EQT CORP COM              COMMON     26884L109    5,543,687     176,945 X   SOLE                  155,445        0  21,500
EXXON CORPORATION         COMMON     30231G102    2,010,653      29,525 X   SOLE                   29,025        0     500
FRONTIER COMMUNICATIO     COMMON     35906A108    4,738,800     660,000 X   SOLE                  578,000        0  82,000
GAMMON GOLD INC COM       COMMON     36467T106      258,800      40,000 X   SOLE                   40,000        0       0
GENERAL ELECTRIC          COMMON     369604103   15,899,572   1,572,658 X   SOLE                1,397,158        0 175,500
GOLDCORP INC NEW COM      COMMON     380956409    8,064,373     242,028 X   SOLE                  228,528        0  13,500
GOOGLE INC CL A           COMMON     38259P508      696,120       2,000 X   SOLE                    1,500        0     500
HALLIBURTON CO            COMMON     406216101    4,803,435     310,500 X   SOLE                  236,700        0  73,800
IAMGOLD CORP COM          COMMON     450913108      171,000      20,000 X   SOLE                   20,000        0       0
INTEL CORP                COMMON     458140100    2,420,116     161,019 X   SOLE                  138,519        0  22,500
INTERNATIONAL BUSINES     COMMON     459200101    2,160,647      22,300 X   SOLE                   19,800        0   2,500
J.P. MORGAN CHASE & C     COMMON     46625H100    4,011,081     150,906 X   SOLE                  134,500        0  16,406
JAGUAR MNG INC COM        COMMON     47009M103      756,000     126,000 X   SOLE                  126,000        0       0
JOHNSON & JOHNSON         COMMON     478160104    1,183,500      22,500 X   SOLE                   17,500        0   5,000
KROGER CO                 COMMON     501044101    4,927,051     232,189 X   SOLE                  207,689        0  24,500
LAKE SHORE GOLD CORP      COMMON     510728108    2,479,838   2,000,000 X   SOLE                2,000,000        0       0
LILLY ELI & CO            COMMON     532457108   24,408,177     730,565 X   SOLE                  650,865        0  79,700
MANULIFE FINL CORP CO     COMMON     56501R106    4,564,000     407,500 X   SOLE                  365,500        0  42,000

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 3/31/09

        (ITEM 1)          (ITEM 2)  (ITEM 3)     (ITEM 4)    (ITEM 5)        (ITEM 6)  (ITEM 7)          (ITEM 8)
------------------------  -------- ----------- ------------ -----------     ---------- -------- --------------------------
                                                                                                     VOTING AUTHORITY
                                                                                                         (SHARES)
          NAME             TITLE                   FAIR      SHARES OR                          --------------------------
           OF               OF        CUSIP       MARKET     PRINCIPAL      INVESTMENT  OTHER     SOLE     SHARED   NONE
         ISSUER            CLASS     NUMBER        VALUE      AMOUNT        DISCRETION MANAGERS   (A)       (B)     (C)
------------------------  -------- ----------- ------------ -----------     ---------- -------- --------- -------- -------
MARATHON OIL CORP         COMMON     565849106      565,235      21,500 X   SOLE                   21,000        0     500
MARSH & MCLENNAN COS      COMMON     571748102   17,566,875     867,500 X   SOLE                  791,000        0  76,500
MASSEY ENERGY CORP CO     COMMON     576206106      759,000      75,000 X   SOLE                   75,000        0       0
MCKESSON HBOC INC COM     COMMON     58155Q103   16,030,800     457,500 X   SOLE                  413,000        0  44,500
MEDTRONIC INC COM         COMMON     585055106      957,775      32,500 X   SOLE                   25,000        0   7,500
MERCK & CO                COMMON     589331107    4,723,194     176,568 X   SOLE                  141,568        0  35,000
MICROSOFT CORP            COMMON     594918104   40,092,525   2,182,500 X   SOLE                1,953,800        0 228,700
MITSUBISHI UFJ FINANC     COMMON     606822104    7,576,800   1,540,000 X   SOLE                1,393,500        0 146,500
MORGAN STANLEY COM NE     COMMON     617446448      683,100      30,000 X   SOLE                   25,000        0   5,000
MOSAIC COMPANY            COMMON     61945A107   13,204,095     314,533 X   SOLE                  286,233        0  28,300
MYLAN INC DTD 03/07/0     CONVERT    628530AG2    2,140,625   2,500,000 X   SOLE                2,500,000        0       0
MYLAN LABS INC            COMMON     628530107   26,149,500   1,950,000 X   SOLE                1,762,000        0 188,000
NEWMONT MNG CORP          COMMON     651639106   27,973,254     624,961 X   SOLE                  570,261        0  54,700
NEWS CORP CL A            COMMON     65248E104    7,447,500   1,125,000 X   SOLE                  984,500        0 140,500
OMNICARE INC COM          COMMON     681904108   19,492,718     795,946 X   SOLE                  726,646        0  69,300
ORACLE SYS CORP           COMMON     68389X105      677,625      37,500 X   SOLE                   32,500        0   5,000
OREZONE GOLD CORP COM     COMMON     68616T109        8,625      25,000 X   SOLE                   25,000        0       0
PEPSICO INC               COMMON     713448108      998,712      19,400 X   SOLE                   19,400        0       0
PETROLEO BRASILEIRO S     COMMON     71654V408    1,828,200      60,000 X   SOLE                   47,500        0  12,500
PFIZER INC                COMMON     717081103   46,614,450   3,422,500 X   SOLE                3,082,000        0 340,500
PRIDE INTL INC COM        COMMON     74153Q102      179,800      10,000 X   SOLE                   10,000        0       0
PROCTER & GAMBLE CO C     COMMON     742718109      235,450       5,000 X   SOLE                    5,000        0       0
ROWAN COS INC             COMMON     779382100      538,650      45,000 X   SOLE                   35,000        0  10,000
ROYAL DUTCH SHELL PLC     COMMON     780259206      775,250      17,500 X   SOLE                   15,000        0   2,500
SCHLUMBERGER              COMMON     806857108    5,585,250     137,500 X   SOLE                  122,800        0  14,700
SPDR GOLD JAN/11 80       OPTION     7W779W3AB      207,090          90 X   SOLE                       90        0       0

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 3/31/09

        (ITEM 1)          (ITEM 2)  (ITEM 3)     (ITEM 4)    (ITEM 5)        (ITEM 6)  (ITEM 7)          (ITEM 8)
------------------------  -------- ----------- ------------ -----------     ---------- -------- --------------------------
                                                                                                     VOTING AUTHORITY
                                                                                                         (SHARES)
          NAME             TITLE                   FAIR      SHARES OR                          --------------------------
           OF               OF        CUSIP       MARKET     PRINCIPAL      INVESTMENT  OTHER     SOLE     SHARED   NONE
         ISSUER            CLASS     NUMBER        VALUE      AMOUNT        DISCRETION MANAGERS   (A)       (B)     (C)
------------------------  -------- ----------- ------------ -----------     ---------- -------- --------- -------- -------
SPDR GOLD TR LG-TM JA     OPTION     78463V5AD      314,000         200 X   SOLE                      200        0       0
SPDR GOLD TRUST GOLD      COMMON     78463V107   15,259,938     169,029 X   SOLE                  149,229        0  19,800
SUNCOR ENERGY INC COM     COMMON     867229106      721,825      32,500 X   SOLE                   25,000        0   7,500
SUNOCO INC COM            COMMON     86764P109      860,600      32,500 X   SOLE                   26,500        0   6,000
TALISMAN ENERGY INC C     COMMON     87425E103   43,291,269   4,122,978 X   SOLE                3,737,478        0 385,500
TIME WARNER CABLE INC     COMMON     88732J207    2,179,126      87,868 X   SOLE                   75,871        0  11,997
TIME WARNER INC COM       COMMON     887317303   13,231,733     685,582 X   SOLE                  605,256        0  80,326
TOTAL FINA SA SPONSOR     COMMON     89151E109    2,943,600      60,000 X   SOLE                   51,500        0   8,500
TRANSOCEAN LTD ZUG NA     COMMON     H8817H100    1,059,120      18,000 X   SOLE                   12,000        0   6,000
TRAVELERS COMPANIES I     COMMON     89417E109   26,885,880     661,562 X   SOLE                  593,962        0  67,600
TYCO INTERNATIONAL LT     COMMON     H89128104    2,822,508     144,300 X   SOLE                  144,300        0       0
U S BANCORP               COMMON     902973304    3,141,150     215,000 X   SOLE                  205,000        0  10,000
UNITEDHEALTH GROUP IN     COMMON     91324P102    9,245,241     441,722 X   SOLE                  393,722        0  48,000
UNUM GROUP COM            COMMON     91529Y106    9,565,663     765,253 X   SOLE                  693,753        0  71,500
VALERO ENERGY             COMMON     91913Y100   11,894,550     664,500 X   SOLE                  607,000        0  57,500
VERIZON COMMUNICATION     COMMON     92343V104    2,189,500      72,500 X   SOLE                   57,500        0  15,000
VIACOM INC NEW CL B       COMMON     92553P201    1,988,063     114,388 X   SOLE                  102,388        0  12,000
VICOR CORP                COMMON     925815102      244,500      50,000 X   SOLE                   42,500        0   7,500
VODAFONE GROUP INC        COMMON     92857W209      217,750      12,500 X   SOLE                   12,500        0       0
WAL MART STORES INC       COMMON     931142103    6,642,750     127,500 X   SOLE                  111,500        0  16,000
WALGREEN CO               COMMON     931422109    1,233,100      47,500 X   SOLE                   42,500        0   5,000
WELLPOINT INC COM         COMMON     94973V107      284,775       7,500 X   SOLE                    7,500        0       0
WELLS FARGO               COMMON     949746101    1,068,000      75,000 X   SOLE                   75,000        0       0
WHITING PETE CORP NEW     COMMON     966387102    5,610,303     217,033 X   SOLE                  198,533        0  18,500
WILLIAMS CO               COMMON     969457100    6,116,750     537,500 X   SOLE                  510,000        0  27,500
WYETH COM                 COMMON     983024100    7,567,164     175,817 X   SOLE                  160,500        0  15,317